CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (12,897)	$ (10,457)	$ (10,103)
Loss (income) from discontinued operations	(273)	(239)	2,676
Loss from continuing operations	(13,170)	(10,696)	(7,427)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	298	274	454
Foreign currency adjustments	6	(26)	8
Amortization of discount and change in fair value of embedded conversion feature in the convertible debenture		1,547
Capital loss on sale of property and equipment		(18)	15
Decrease in accrued severance pay, net		(26)	(8)
Stock-based compensation relating to options, RSUs, shares and warrants granted to employees, non-employees and directors	893	549	604
Gain from marketable securities, net			(7)
(Increase) decrease in trade receivables	(136)	(77)	9
(Increase) decrease in other accounts receivable and prepaid expenses	259	(277)	(68)
Increase (decrease) in trade payables	152	170	(516)
Increase (decrease) in other accounts payable and accruals	520	(722)	(1,502)
Loss from Rosetta Green's sale			41
Revaluation of warrants related to share purchase agreement	(55)	635	(1,640)
Net cash used in operating activities from continuing operations	(11,233)	(8,667)	(10,037)
Net cash provided by (used in) operating activities from discontinued operations	625	30	(1,224)
Net cash used in operating activities	(10,608)	(8,637)	(11,261)
Cash flows from investing activities:
Purchase of property and equipment	(626)	(270)	(11)
Proceeds from sale of property and equipment		60	168
(Increase) decrease in bank deposits	(7,537)	(18)	78
Proceeds and redemption from sale of marketable securities			148
Decrease (increase) in restricted cash	10	3	(37)
Proceeds from sale of Rosetta Green			814
Net cash provided by (used in) investing activities from continuing operations	(8,153)	(225)	1,160
Net cash used in investing activities from discontinued operation			(3,687)
Net cash provided by (used in) investing activities	(8,153)	(225)	(2,527)
Cash flows from financing activities:
Repayment of capital lease		(28)	(70)
Issuance of convertible loan		1,750
Repayment of convertible loan		(1,450)
Issuance of shares and warrants, net	4,737	38,653	9,634
Net cash provided by financing activities from continuing operations	4,737	38,925	9,564
Net cash provided by financing activities from discounted operations			2,232
Net cash provided by financing activities	4,737	38,925	11,796
Increase (decrease) in cash and cash equivalents	(14,024)	30,063	(1,992)
Cash and cash equivalents at beginning of period	30,798	735	2,727	[1]
Cash and cash equivalents at end of period	16,774	30,798	735
Supplemental disclosure:
Cash paid during the year for interest		288	380
Non-cash activities:
Conversion of Warrants			729
Amortization of discount and change in fair value of embedded conversion feature in the convertible debenture		1,547
Cash and cash equivalents of discontinued operations			$ 84

[1]	Includes cash and cash equivalents of discontinued operations of $84 at December 31, 2011